Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Containers Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 4,758	$ 15,628	[1],[2],[3]	$ 12,670
Gain (loss) on sale of containers, net	$ 26,210	$ 6,761	[1],[2],[3]	$ 3,454
Percent of Total, Trading container sales proceeds	100.00%	100.00%		100.00%
Percent of Total, Gain (loss) on sale of containers, net	100.00%	100.00%		100.00%
Asia
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 3,349	$ 11,647	[1]	$ 6,401
Gain (loss) on sale of containers, net	$ 18,321	$ 6,015	[1]	$ 929
Percent of Total, Trading container sales proceeds	70.40%	74.50%		50.50%
Percent of Total, Gain (loss) on sale of containers, net	69.90%	89.00%		26.90%
Europe
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 593	$ 1,033	[1]	$ 3,688
Gain (loss) on sale of containers, net	$ 2,994	$ 1,576	[1]	$ (490)
Percent of Total, Trading container sales proceeds	12.50%	6.60%		29.10%
Percent of Total, Gain (loss) on sale of containers, net	11.40%	23.30%		(14.20%)
North / South America
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 816	$ 2,948	[1]	$ 2,581
Gain (loss) on sale of containers, net	$ 5,002	$ 1,855	[1]	$ 3,022
Percent of Total, Trading container sales proceeds	17.20%	18.90%		20.40%
Percent of Total, Gain (loss) on sale of containers, net	19.10%	27.40%		87.50%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Trading container sales proceeds		0.00%		0.00%
Percent of Total, Gain (loss) on sale of containers, net	0.00%	0.00%		0.00%
All other international
Segment Reporting Information [Line Items]
Gain (loss) on sale of containers, net	$ (107)	$ (2,685)	[1]	$ (7)
Percent of Total, Gain (loss) on sale of containers, net	(0.40%)	(39.70%)		(0.20%)

[1]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).